CAPITAL SECURITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total capital securities	$ 3,197	$ 3,085
Current	60	61
Non-current	$ 3,137	3,024
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%
Brookfield Property Preferred LP Series 1 Units
Disclosure of classes of share capital [line items]
Shares outstanding	19,273,654
Cumulative dividend rate	6.75%
Total capital securities	$ 474	474
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 570	565
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 550	546
BPO
Disclosure of classes of share capital [line items]
Loans receivable, percentage of interest rate	95.00%
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,600,000
Total capital securities	$ 0	0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,000,000
Total capital securities	$ 0	0
BPO | Prime Rate | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
BPO | Prime Rate | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	842,534
Cumulative dividend rate	5.25%
Total capital securities	$ 21	21
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	556,746
Cumulative dividend rate	5.75%
Total capital securities	$ 11	11
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	779,092
Cumulative dividend rate	5.00%
Total capital securities	$ 15	15
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	582,894
Cumulative dividend rate	5.20%
Total capital securities	$ 11	12
Rouse Properties L.P. ("Rouse") | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 142	142
Brookfield India Real Estate Trust (“India REIT”)
Disclosure of classes of share capital [line items]
Shares outstanding	155,003,656
Brookfield India Real Estate Trust (“India REIT”) | Brookfield Property Preferred LP Series 1 Units
Disclosure of classes of share capital [line items]
Total capital securities	$ 481	440
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 922	$ 859